Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below is required to include, for 2023, “compensation actually paid” to the CEO and the average compensation actually paid for non-CEO named executive officers. Compensation actually paid represents a calculation of compensation that differs significantly from the 2023 summary compensation table calculation of compensation, as well as the way in which the Company views annual compensation decisions, as discussed in the Compensation Discussion and Analysis section of this proxy statement. The below table also provides information on the Company’s cumulative TSR, the cumulative TSR of our peer group and net income attributable to the Company. The Company does not use any financial performance measures to link executive compensation actually paid to Company performance, and as permitted by the SEC, is not required to disclose either a “company-selected measure” or such company-selected measure’s relationship to executive compensation actually paid.
Year	Summary Compensation Table Total for CEO(1)	“Compensation Actually Paid” to CEO(3)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average “Compensation Actually Paid” to Non-CEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)
					Total TSR(4)	PHLX Semiconductor Sector Index (SOX) Total TSR
2023	$15,074,962	$86,758,223	$3,254,550	$8,063,657	$149.53	$175.44	(27)
2022	$45,125,920	$74,718,861	$4,760,015	$8,403,979(5)	$121.02	$106.65	(82)

(1)
Prof. Amnon Shashua, in his capacity as CEO, is the Company’s principal executive officer for 2023. Compensation for our CEO reflects the amounts reported in the summary compensation table.

(2)
The remaining non-CEO named executive officers for 2023 are: Moran Shemesh Rojansky, Chief Financial Officer; Prof. Shai Shalev-Shwartz, Chief Technology Officer; Dr. Gaby Hayon, Executive Vice President, Research & Development; Nimrod Nehushtan Executive Vice President, Business Development & Strategy and Co-Manager REM; and Anat Heller, former Chief Financial Officer and currently Financial Consultant. Compensation for our non-CEO named executive officers reflects the average of amounts reported in the summary compensation table.

(3)
Reflects the value of equity awards (RSUs) calculated in accordance with the SEC methodology for determining “compensation actually paid” for 2023. Pursuant to SEC rules, the PvP Table includes the change in fair value of multiple outstanding unvested equity awards for each year shown.

(4)
TSR represents cumulative TSR for the period commencing on October 26, 2022 until December 30, 2023. For the Peer Group, the TSR is a weighted peer group TSR.

(5)
In September 2023, the SEC issued a response to CD&I Question 128D.14, which notes that all stock awards that are outstanding and unvested, including those awards modified in connection with an equity restructuring or retained following such a transaction, and for which compensation cost will be recognized under FASB ASC Topic 718, should be included in the Pay versus Performance table. Accordingly, although this guidance was issued after the filing and mailing of the Company’s 2023 proxy statement, we have restated the disclosure for fiscal year 2022.

Named Executive Officers, Footnote
(1)
Prof. Amnon Shashua, in his capacity as CEO, is the Company’s principal executive officer for 2023. Compensation for our CEO reflects the amounts reported in the summary compensation table.

(2)
The remaining non-CEO named executive officers for 2023 are: Moran Shemesh Rojansky, Chief Financial Officer; Prof. Shai Shalev-Shwartz, Chief Technology Officer; Dr. Gaby Hayon, Executive Vice President, Research & Development; Nimrod Nehushtan Executive Vice President, Business Development & Strategy and Co-Manager REM; and Anat Heller, former Chief Financial Officer and currently Financial Consultant. Compensation for our non-CEO named executive officers reflects the average of amounts reported in the summary compensation table.

Peer Group Issuers, Footnote	(4) TSR represents cumulative TSR for the period commencing on October 26, 2022 until December 30, 2023. For the Peer Group, the TSR is a weighted peer group TSR.
PEO Total Compensation Amount	$ 15,074,962	$ 45,125,920
PEO Actually Paid Compensation Amount	86,758,223	74,718,861
Non-PEO NEO Average Total Compensation Amount	3,254,550	4,760,015
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,063,657	8,403,979
Compensation Actually Paid vs. Total Shareholder Return
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 30, 2023 as reported in the table above was 49.53%. During this same period, the cumulative TSR of the companies in our Peer Group was 75.44%.
Our net loss has decreased in 2023, as compared to 2022. In any event, TSR and net income are not used in the design of our executive compensation program; as a result, net income and TSR do not directly impact the amount of “compensation actually paid” to the NEOs.

Compensation Actually Paid vs. Net Income
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 30, 2023 as reported in the table above was 49.53%. During this same period, the cumulative TSR of the companies in our Peer Group was 75.44%.
Our net loss has decreased in 2023, as compared to 2022. In any event, TSR and net income are not used in the design of our executive compensation program; as a result, net income and TSR do not directly impact the amount of “compensation actually paid” to the NEOs.

Total Shareholder Return Vs Peer Group
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 30, 2023 as reported in the table above was 49.53%. During this same period, the cumulative TSR of the companies in our Peer Group was 75.44%.
Our net loss has decreased in 2023, as compared to 2022. In any event, TSR and net income are not used in the design of our executive compensation program; as a result, net income and TSR do not directly impact the amount of “compensation actually paid” to the NEOs.

Total Shareholder Return Amount	$ 149.53	121.02
Peer Group Total Shareholder Return Amount	175.44	106.65
Net Income (Loss)	$ (27,000,000)	$ (82,000,000)
PEO Name	Prof. Amnon Shashua